                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31,2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management Inc.
                 -------------------------------
   Address:      1177 Avenue of the Americas, 32nd Floor
                 -------------------------------
                 New York, NY 10036
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey L. Gates               New York, New York   February 11, 2005
   -------------------------------    ------------------   -----------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: $227,565 (in thousands)
                                        ----------------------

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ --------- -----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ --------- ------- -------- ------
ADVANCE AUTO PARTS INC          COM        00751Y106     9780    223900 SH           SOLE                    223900
ADVANCED MEDICAL OPTICS
  INC                           COM        00763M108    13906    338025 SH           SOLE                    338025
ARBITRON INC                    COM        03875Q108    30232    771625 SH           SOLE                    771625
AUTOZONE                        COM        053332102    24179    264800 SH           SOLE                    264800
CAVCO INDS INC DEL              COM        149568107     6683    148501 SH           SOLE                    148501
DARLING INTL INC                COM        237266101    11843   2716268 SH           SOLE                   2716268
DAVITA INC                      COM        23918K108    27043    684108 SH           SOLE                    684108
DOVER DOWNS GAMING &
  ENTMT I                       COM        260095104     5108    389931 SH           SOLE                    389931
FOOT LOCKER INC                 COM        344849104     9834    365160 SH           SOLE                    365160
GAP INC DEL                     COM        364760108    19090    903900 SH           SOLE                    903900
MARVEL ENTERPRISES INC          COM        57383M108    15572    760372 SH           SOLE                    760372
MARVEL ENTERPRISES INC          COM        57383M958     1360      8000 SH    PUT    SOLE                      8000
MEDCO HEALTH SOLUTIONS
  INC                           COM        58405U102    16931    407000 SH           SOLE                    407000
METHANEX CORP                   COM        59151K108     7738    423762 SH           SOLE                    423762
MOODYS CORP                     COM        615369105     5042     58050 SH           SOLE                     58050
ROCKWELL AUTOMATION INC         COM        773903109    11298    228020 SH           SOLE                    228020
ROCKWELL AUTOMATION INC         COM        773903959       84      2250 SH    PUT    SOLE                      2250
SYBRON DENTAL SPECIALTIES
  IN                            COM        871142105    11842    334695 SH           SOLE                    334695